ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about Additional information on revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Revenue	$ 54,031	$ 48,804	$ 54,335
Cannabis Products [Member]
Disclosure of products and services [line items]
Revenue	51,355	44,246	48,384
Other products [Member]
Disclosure of products and services [line items]
Revenue	$ 2,696	$ 4,558	$ 5,951